MoA Catholic Values Index Fund Average Annual Total Returns		12 Months Ended	51 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Catholic Values Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.51%	15.16%
S&P 500® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	15.81%	15.81%	14.53%	14.47%	14.85%	13.10%
MoA Catholic Values Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		23.02%	14.77%
Performance Inception Date	Sep. 30, 2020
MoA Catholic Values Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.75%	13.75%
MoA Catholic Values Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.47%	11.43%